Borrowings (Tables)	6 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Senior secured notes	331,572	332,112	350,626
Secured term loan facility	174,937	175,223	185,028
Revolving credit facilities	260,000	100,000	200,000
Accrued interest on senior secured notes and revolving credit facilities	6,792	5,961	6,246
	773,301	613,296	741,900
Less: non-current portion
Senior secured notes	331,572	332,112	350,626
Secured term loan facility	174,937	175,223	185,028
Non-current borrowings	506,509	507,335	535,654
Current borrowings	266,792	105,961	206,246